Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Brighthouse Funds Trust I
Prospectus Date	rr_ProspectusDate	Apr. 29, 2019
AB International Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AB International Bond Portfolio <br/><br/> PORTFOLIO SUMMARY:
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To maximize total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. Because the Portfolio commenced operations on or following the date of this Prospectus, the Portfolio has no reportable portfolio turnover rate.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio invests, under normal circumstances, at least 80% of its net assets in fixed income securities. Under normal market conditions, the Portfolio invests significantly in fixed income securities of non-U.S. issuers. In addition, the Portfolio invests, under normal circumstances, in the fixed income securities of issuers located in at least three countries. The Portfolio may invest in a broad range of fixed income securities in both developed and emerging markets, and may invest significantly in emerging markets. The Portfolio may invest across all fixed income sectors, including U.S. and non-U.S. Government and corporate debt securities. The Portfolio’s investments may be denominated in local currency or U.S. Dollar-denominated. The Portfolio may invest in debt securities with a range of maturities from short- to long-term. The average portfolio duration of the Portfolio normally varies within 70% to 130% of the duration of a blended index comprised of the Bloomberg Barclays Global Aggregate ex-USD Index (USD Hedged) (60%) and the JPMorgan EMBI Global Diversified Index (40%) (the “Custom Benchmark”), as calculated by the Portfolio’s subadviser, AllianceBernstein L.P. (“AllianceBernstein” or “Subadviser”). The Portfolio may use borrowings or other leverage for investment purposes.

In managing the Portfolio, AllianceBernstein uses an investment process that involves both quantitative models and fundamental analysis. AllianceBernstein selects securities for purchase or sale based on its assessment of the securities’ risk and return characteristics as well as the securities’ impact on the overall risk and return characteristics of the Portfolio. In making this assessment, AllianceBernstein takes into account various factors, including the credit quality and sensitivity to interest rates of the securities under consideration and of the Portfolio’s other holdings.

AllianceBernstein will actively manage the Portfolio’s assets in relation to market conditions and general economic conditions and adjust the Portfolio’s investments in an effort to best enable the Portfolio to achieve its investment objective. Thus, the percentage of the Portfolio’s assets invested in a particular country or denominated in a particular currency will vary in accordance with AllianceBernstein’s assessment of the relative yield and appreciation potential of such securities and the relationship of the country’s currency to the U.S. dollar. The Portfolio may use derivative currency transactions in an effort to obtain net long or net negative (short) exposure to selected currencies. The Portfolio may, from time to time, emphasize one or more sectors.

Under normal circumstances, the Portfolio invests at least 50% of its net assets in fixed income securities rated investment grade at the time of investment and may invest up to 50% of its net assets in below investment grade fixed income securities (commonly known as “junk bonds”). Split rated bonds (bonds that receive different ratings from two or more rating agencies) will be considered to have the higher credit rating.

The Portfolio may invest in mortgage-related and other asset-backed securities, loan participations, inflation-indexed securities and variable, floating, and inverse floating-rate instruments, and may use other investment techniques. The Portfolio intends, among other things, to enter into transactions such as reverse repurchase agreements and dollar rolls. The Portfolio may invest, without limit, in derivatives, such as options, futures contracts, forwards, or swaps.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Interest Rate Risk.    The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates fall. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates fall. Changes in prevailing interest rates, particularly sudden changes, may also increase the level of volatility in fixed income and other markets, increase redemptions in the Portfolio’s shares and reduce the liquidity of the Portfolio’s debt securities and other income-producing holdings. Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions.

Credit and Counterparty Risk.    The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded or an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy. If a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio, the Portfolio may experience significant losses or delays in realizing income on or recovering collateral and may lose all or a part of the income from the transaction.

High Yield Debt Security Risk.    High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for higher rated debt securities. High-yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments or whose issuers are in bankruptcy.

TIPS and Inflation-Linked Bonds Risk.    The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates would decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates would rise, leading to a decrease in the value of inflation-protected securities. When real interest rates are rising faster than nominal interest rates, inflation-indexed bonds, including Treasury Inflation Protected Securities, may experience greater losses than other fixed income securities with similar durations. The inflation-protected securities markets are generally much smaller and less liquid than the markets for nominal bonds from the same issuers and as such can suffer losses during times of economic stress or illiquidity.

Foreign Investment Risk.    Investments in foreign securities, whether direct or indirect, tend to be more volatile and less liquid than investments than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. To the extent the Portfolio invests in foreign sovereign debt securities, it is subject to additional risks.

Emerging Markets Risk.    In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceeds repatriation restrictions, withholding and other taxes, some of which may be confiscatory, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Model and Data Risk.    When the quantitative models (“Models”) and information and data (“Data”) used in managing the Portfolio prove to be incorrect or incomplete, any investment decisions made in reliance on the Models and Data may not produce the desired results and the Portfolio may realize losses. In addition, any hedging based on faulty Models and Data may prove to be unsuccessful. Furthermore, the success of Models that are predictive in nature is dependent largely on the accuracy and reliability of the supplied historical data. All Models are susceptible to input errors which may cause the resulting information to be incorrect.

Mortgage-Backed and Asset-Backed Securities Risk.    The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit and counterparty risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause the Portfolio to invest the proceeds in less attractive investments or increase the volatility of its prices. To the extent mortgage-backed and asset-backed securities held by the Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of the Portfolio receiving payments of principal or interest may be substantially limited.

Leveraging Risk.    Derivatives and other transactions that give rise to leverage may cause the Portfolio’s performance to be more volatile than if the Portfolio had not been leveraged. Leveraging also may require that the Portfolio liquidate portfolio securities when it is not advantageous to do so to satisfy its obligations or to meet segregation requirements. Leveraging may expose the Portfolio to losses in excess of the amounts invested or borrowed. Leverage can create an interest expense that would lower the Portfolio’s overall returns. There can be no guarantee that a leveraging strategy will be successful.

Derivatives Risk.    The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivative transactions may create investment leverage, which increases the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it is not advantageous to do so. Government regulation of derivative instruments may limit or prevent the Portfolio from using such instruments as part of its investment strategies, which could adversely affect the Portfolio.

Portfolio Turnover Risk.    The investment techniques and strategies utilized by the Portfolio might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Portfolio’s transaction costs, which can adversely affect the Portfolio’s performance.

Focused Investment Risk.    Substantial investments in a particular market, industry, group of industries, country, region, group of countries, asset class or sector make the Portfolio’s performance more susceptible to any single economic, market, political or regulatory occurrence affecting that particular market, industry, group of industries, country, region, group of countries, asset class or sector than a portfolio that invests more broadly.

Loan Investment Risk.    Investments in loans expose the Portfolio to interest rate risk and the credit and counterparty risk of the underlying borrowers of those loans. No active trading market may exist for certain loans. Moreover, adverse market conditions may impair the liquidity of some actively traded loans. The Portfolio may have difficulty valuing and selling loans that are illiquid or are less actively traded. Loans are also subject to the risk that borrowers will prepay the principal more quickly than expected, which could cause the Portfolio to reinvest the repaid principal in investments with lower yields, thereby exposing the Portfolio to a lower rate of return. There may be a limited amount of public information about the loans in which the Portfolio may invest. Purchases and sales of loans are generally subject to contractual restrictions that may impede the Portfolio’s ability to buy or sell loans and may negatively affect the transaction price. Loan transactions may take longer than seven days to settle, and the Portfolio may hold cash, sell investments, or temporarily borrow from banks or other lenders in order to meet short-term liquidity needs. The Portfolio may not be entitled to rely on the anti-fraud protections of the federal securities laws with respect to any loans it owns in the event of fraud or misrepresentation by a borrower. The Portfolio’s purchase and sale of loans may involve the risk of market manipulation by a borrower. Any investments in below investment grade loans and other debt securities expose a portfolio to greater market risk and credit and counterparty risk than a portfolio that invests only in investment grade loans and debt securities. Lower rated securities also may be subject to greater price volatility than higher rated investments.

Reverse Repurchase Agreement Risk.    Reverse repurchase agreements are subject to market risk, credit and counterparty risk and leveraging risk. Reverse repurchase agreements involve the risk that the market value of the securities sold will decline below the price at which the Portfolio is required to repurchase them. In addition, reverse repurchase agreements involve the risk that the other party will fail to return the securities in a timely manner or at all. The Portfolio could lose money if it is unable to recover the securities and the value of the collateral held by the Portfolio, including the value of the investments made with cash collateral, is less than the value of the securities. Reverse repurchase agreements may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it is not advantageous to do so.

Mortgage Dollar Roll Transactions Risk.    Mortgage dollar roll transactions are subject to the risk that the value of the securities the Portfolio is obligated to purchase will decline below the agreed upon purchase price. In addition, the Portfolio will incur higher transaction costs if its mortgage dollar roll transactions lead to higher portfolio turnover. These transactions also may subject the Portfolio to a form of investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it is not advantageous to do so.

Short Position Risk. The Portfolio will incur a loss from a short position if the value of the reference instrument increases after the time the Portfolio entered into the short position. Short positions generally involve a form of leverage, which can exaggerate the Portfolio’s losses. A portfolio that enters into a short position may lose more money than the actual cost of the short position and its potential losses may be unlimited if the portfolio does not own the reference instrument and it is unable to close out of the short position. Any gain from a short position will be offset in whole or in part by the transaction costs associated with the short position.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Portfolio had not yet completed a full calendar year of operations as of the date of this Prospectus, performance information for the Portfolio is not included.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Portfolio had not yet completed a full calendar year of operations as of the date of this Prospectus, performance information for the Portfolio is not included.
AB International Bond Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.51%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.60%
1 Year	rr_ExpenseExampleYear01	$ 61
3 Years	rr_ExpenseExampleYear03	192
AB International Bond Portfolio | Class B
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.51%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.85%
1 Year	rr_ExpenseExampleYear01	$ 87
3 Years	rr_ExpenseExampleYear03	271
AB International Bond Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.51%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.55%
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.15%
1 Year	rr_ExpenseExampleYear01	$ 117
3 Years	rr_ExpenseExampleYear03	366
AB International Bond Portfolio | Class E
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.51%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.75%
1 Year	rr_ExpenseExampleYear01	$ 77
3 Years	rr_ExpenseExampleYear03	$ 239

[1]	Based on estimated amounts for the current fiscal year.